Acquisitions, Divestiture and Certain Investments - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended							1 Months Ended	24 Months Ended	12 Months Ended								1 Months Ended		11 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010		Mar. 31, 2013		Oct. 31, 2011 Jilin Pfizer Guoyuan Animal Health Co., Ltd.	Dec. 31, 2011 Wyeth	Dec. 31, 2010 U.S., Canada, and to a lesser extent, Australia and South Africa	Dec. 31, 2009 U.S., Canada, and to a lesser extent, Australia and South Africa	Dec. 31, 2010 AUSTRALIA	Dec. 31, 2010 Europe	Dec. 31, 2011 Europe Cost of Sales	Dec. 31, 2010 Europe Cost of Sales	Dec. 31, 2011 Europe Other (Income)/Deductions-Net	Dec. 31, 2010 CHINA	Jan. 31, 2011 King	Feb. 28, 2011 King	Dec. 31, 2011 King Animal Health (KAH)	Jan. 31, 2011 King Animal Health (KAH)		Jan. 31, 2011 King Animal Health (KAH) Environmental Matters	Jan. 31, 2011 King Animal Health (KAH) Asset Retirement Obligations	Jan. 31, 2011 King Animal Health (KAH) Legal Contingencies	Jan. 31, 2011 King Animal Health (KAH) Uncertain Tax Positions	Dec. 31, 2010 Synbiotics Corporation	Dec. 31, 2010 Synbiotics Corporation Developed Technology Rights	Dec. 31, 2010 Synbiotics Corporation In Process Research And Development	May 31, 2010 Microtek International, Inc.	May 31, 2010 Microtek International, Inc. Developed Technology Rights	May 31, 2010 Microtek International, Inc. In Process Research And Development	Dec. 31, 2009 Vetnex Animal Health Ltd.	Dec. 31, 2009 Vetnex Animal Health Ltd. Developed Technology Rights	Dec. 31, 2009 Vetnex Animal Health Ltd. In Process Research And Development
Significant Acquisitions and Disposals [Line Items]
Acquisition purchase price per share																		$ 14.25	$ 14.25
Percent of outstanding shares initially acquired																		92.50%
Payments to acquire businesses, net of cash acquired	$ 0		$ 345	$ 81														$ 3,200
Total consideration transferred																		3,600			345						20			6			57
Gross contractual amount receivable																		52
Business combination, recognized identifiable assets acquired and liabilities assumed, contingent liability																							11	4	9	18				2
Revenues																				329
Unaudited pro forma combined revenues			4,275	3,958
Purchase consideration to acquire business, assumed Debt																											4
Identifiable intangible assets								3													130						9	8	1	4	2	2	47	38	9
Goodwill	985	[1]	989	934		985	[1],[2]	10													45	[3]					10						19
Business acquisition, cost of acquired entity, cash paid																														4
Purchase consideration to acquire business, assumed Debt																																	8
Proceeds from sale of business, net of transaction cost									2		580	10	145				38
Net gains (loss) on asset disposals				104	[4]						2		71				37
Business combination, contingent consideration arrangements, change in amount of contingent consideration, liability										15
Business combination, provisional information, initial accounting incomplete, adjustment, inventory												(19)
Incremental charges associated with transitional manufacturing service agreements														20	5	7
Payment to acquire interest in joint venture								$ 14
Ownership interest in joint venture								45.00%
Non controlling interest ownership percentage in joint venture								55.00%

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[2]	There were no changes in goodwill during the three months ended March 31, 2013.
[3]	Goodwill recognized as of the acquisition date was attributable to all four of our geographic area operating segments. See Note 12A. Goodwill and Other Intangible Assets-Goodwill for additional information.
[4]	Represents net gains on the sales of certain animal health assets divested in connection with Pfizer's 2009 acquisition of Wyeth/FDAH. See also Note 4C. Acquisitions, Divestitures and Certain Investments-Divestitures.